Concentrations	3 Months Ended
Mar. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS

17. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the three months ended March 31, 2023 and 2022, the Company had revenue from one and two customers that accounted for approximately 19% and 43% of revenue, respectively.